Fair Value Measurements - Underlying, Derivative - Carrying Value and Estimated Fair Value of Financial Instruments Recognized at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - USD ($)
$ in Thousands
	Dec. 31, 2016	Dec. 31, 2015
Interest rate swaps | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps, liabilities	$ (3,922)	$ (6,137)
Interest rate swaps | Estimated Fair Value | Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps, liabilities	$ (3,922)	(6,137)
Foreign currency forward contracts | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps, liabilities		(1,584)
Foreign currency forward contracts | Estimated Fair Value | Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps, liabilities		$ (1,584)